Income Taxes - Schedule of Income Tax Provision (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 26, 2021	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Federal					$ 0	$ 0	$ 0
State					56	89	33
Foreign					104	170	45
Current income tax provision					160	259	78
Deferred
Federal					61	218	(1,387)
State					(81)	(50)	(166)
Foreign					(2)	(70)	0
Deferred income tax provision (benefit)			$ 68	$ (19)	(22)	98	(1,553)
Total income tax provision (benefit)	$ (4)	$ 8	$ 159	$ 55	$ 138	$ 357	$ (1,475)